Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases

As of September 30, 2019, future minimum lease payments, exclusive of operating and maintenance costs and inclusive of payments to be made under the financing obligation, were as follows (in thousands) (unaudited):

2019	$901
2020	3,963
2021	6,745
2022	10,681
2023	10,985
Thereafter	107,570

Total future minimum lease payments	$140,845

As of December 31, 2018, future minimum lease payments, exclusive of operating and maintenance costs, are as follows (in thousands):

2019	$3,561
2020	3,819
2021	3,917
2022	4,017
2023	2,295
Thereafter	2,315

Total future minimum lease payments	$19,924